Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments
Begining balance	$ 762,149	$ 827,612
Additions	6,689,636	744,500
Proceeds from sale	(6,189,077)	443,138
Change in fair value through profit or loss	(3,702)	(378,425)
Effects of foreign exchange	(54,433)	11,600
Ending balance	1,204,573	762,149
Current	1,202,349	756,100
Non current	2,224	6,049
Investments	1,204,573	762,149
Solarvest Bio Energy Inc [Member] | Ordinary shares [member]
Investments
Begining balance	0	221,490
Additions		0
Proceeds from sale		0
Change in fair value through profit or loss		(221,490)
Ending balance		0
Investments		0
Solarvest Bio Energy Inc [Member] | Convertible Debenture [Member]
Investments
Begining balance	0	177,192
Additions		0
Proceeds from sale		0
Change in fair value through profit or loss		(177,192)
Effects of foreign exchange		0
Ending balance		0
Investments		0
A Two Zcryptocap Inc Point [Member] | Ordinary shares [member]
Investments
Begining balance	6,049	10,632
Additions	0	0
Proceeds from sale	0	0
Change in fair value through profit or loss	(3,702)	(4,583)
Effects of foreign exchange	(123)	0
Ending balance	2,224	6,049
Investments	2,224	6,049
Lions Bay Fund [Member] | Ordinary shares [member]
Investments
Begining balance	0	418,298
Additions		0
Proceeds from sale		443,138
Change in fair value through profit or loss		24,840
Effects of foreign exchange		0
Ending balance		0
Investments		0
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments
Begining balance	756,100	0
Additions	0	744,500
Proceeds from sale	(738,000)	0
Change in fair value through profit or loss	0	0
Effects of foreign exchange	(18,100)	11,600
Ending balance	0	756,100
Investments	0	756,100
Royal Bank of Canada [Member] | Guaranteed Investment Certificate One [Member]
Investments
Begining balance	0
Additions	2,955,610
Proceeds from sale	(2,934,760)
Change in fair value through profit or loss	0
Effects of foreign exchange	0
Ending balance	20,850	0
Investments	20,850	0
Bank of Montreal [Member] | Guaranteed Investment Certificate [Member]
Investments
Begining balance	0
Additions	500,000
Proceeds from sale	(500,000)
Change in fair value through profit or loss	0
Effects of foreign exchange	0
Ending balance	0	0
Investments	0	0
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments
Begining balance	0
Additions	3,234,026
Proceeds from sale	(2,016,317)
Change in fair value through profit or loss	0
Effects of foreign exchange	(36,210)
Ending balance	1,181,499	0
Investments	$ 1,181,499	$ 0